Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 5,221	$ 4,315	$ 3,227
Provision charged to expense	6,901	1,048	2,131
Write-offs	(1,527)	(240)	(593)
Foreign exchange and other	88	98	(450)
Balance at end of year	$ 10,683	$ 5,221	$ 4,315